Lease Liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease Liabilities

	2023	2022
Lease Liabilities, Beginning of Year	2,836	2,957
Acquisitions (Note 5) (1)	33	—
Additions	57	25
Interest Expense (Note 7)	161	163
Lease Payments	(449)	(465)
Divestitures (Note 5) (1)	(11)	—
Exchange Rate Movements and Other	31	156
Lease Liabilities, End of Year	2,658	2,836
Less: Current Portion	299	308
Long-Term Portion	2,359	2,528
(1)In connection with the Toledo Acquisition, Cenovus was deemed to have disposed of its pre-existing interest and reacquired it at fair value as required by IFRS 3. As at February 28, 2023, the carrying value of the pre-existing interest in Toledo’s lease liabilities was $11 million.
Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. The Company has variable lease payments related to property taxes for real estate contracts.
The Company includes extension options in the calculation of lease liabilities when the Company has the right to extend a lease term at its discretion and is reasonably certain to exercise the extension option. The Company does not have any significant termination options and the residual amounts are not material.